Impairment of non-financial assets (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detailed informations about impairment losses reversals of assets [Line Items]
(Impairment loss) reversal	$ (785,940)	$ (183,718)	$ 196,448
Oil fields [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
(Impairment loss) reversal	(483,803)	(188,873)	68,590
Oil fields in Colombia | Oil fields [Member] | Reversal [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Carrying amount	19,156,326	13,229,212	17,502,391
Recoverable amount	50,462,080	23,906,828	36,704,807
(Impairment loss) reversal	689,665	298,210	1,090,434
Oil fields in Colombia | Oil fields [Member] | Loss [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Carrying amount	764,808	2,172,747	5,258,265
Recoverable amount	405,421	1,588,207	4,902,943
(Impairment loss) reversal	(359,387)	(584,540)	(1,117,020)
Fields operated abroad | Oil fields [Member] | Reversal [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Carrying amount	1,810,618	748,510
Recoverable amount	2,719,086	1,324,010
(Impairment loss) reversal	157,709	$ 475,203
Fields operated abroad | Oil fields [Member] | Loss [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Carrying amount	184,375		688,895
Recoverable amount	180,191		647,272
(Impairment loss) reversal	$ (4,184)		$ (42,004)